Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income tax expense benefit	$ 0	$ 0
Effective income tax rate percentage	0.00%	0.00%
Liability for uncertain tax position	$ 0	$ 0
Net loss	(2,500,565)	$ 4,235,791
Tax adjustments, settlements and unusual provisions	$ 0